DEFERRED INCOME WITH RESPECT TO SETTLEMENT AGREEMENT WITH ORANGE (Details) € in Millions, ₪ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)	[1]	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2015 EUR (€)
Disclosure of transactions between related parties [line items]
Income with respect to settlement agreement with Orange | ₪	₪ 108		₪ 217	₪ 61
Orange [Member]
Disclosure of transactions between related parties [line items]
Received advance payments					€ 90
Orange [Member] | Israeli telecommunications services market [Member]
Disclosure of transactions between related parties [line items]
Received advance payments					40
Orange [Member] | Decision to terminate the brand license agreement [Member]
Disclosure of transactions between related parties [line items]
Received advance payments					€ 50

[1]	See Note 2(n) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.